Leases - summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	$ 4,212	$ 3,995
Right-of-use assets obtained in exchange for operating lease obligations	$ 198	$ 4,300